Prepaid Expenses and Other Receivables (Details) - Schedule of Prepaid Expenses and Other Receivables - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Institutions		$ 200	$ 378
Prepaid expenses		215	164
Others		52	42
Prepaid expenses and other receivables	$ 558	$ 467	$ 584